Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents	$ 1,088,701		$ 955,941
Deferred revenue balance	649,333	$ 136,657
Research and development expenses	$ 19,597	$ 25,035
Minimum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Variable interest entities, percentage	54.00%		96.00%
Maximum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Variable interest entities, percentage	99.00%		98.00%